Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Land Use Rights, Net

	2021	2022
	(RMB in thousands)
Gross carrying amount	1,032,000	1,032,000
Accumulated amortization	(65,933)	(100,333)
Impairment	—	—
Net carrying amount	966,067	931,667

Schedule of Amortization Expenses For Future Periods

As of December 31, 2022, amortization expenses for future periods are estimated to be as follows:

2022
(RMB in thousands)
2023	34,400
2024	34,400
2025	34,400
2026	34,400
2027	34,400
Thereafter	759,667
Total expected amortization expenses	931,667